SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Reconciliation of Earnings and Weighted Average Common Shares and Potential Common Shares Outstanding

The following table presents the basis for the earnings per share computations:

	Three Months Ended March 31,
	2014	2013
Numerator:
Net income for basic and diluted earnings per share	$64,487	$15,900

Denominator:
Weighted average shares outstanding - basic	185,942	154,881
Dilutive effect of equity-based awards	4,980	1,763

Weighted average common shares outstanding - diluted	190,922	156,644

Below is a reconciliation of earnings and weighted average common shares and potential common shares outstanding for calculating diluted earnings (loss) per share.

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 - December 31, 2011	January 1, 2011 - January 14, 2011 (a)
Numerator:
Net income (loss) for basic and diluted earnings (loss) per share	$19,396	$5,353	$(252,308)	$(140,054)
Denominator:
Weighted average number of common shares outstanding for basic earnings (loss) per share	160,641	154,708	154,400	95,530
Effect of dilutive stock options (b)	3,372	809	—	—

Weighted average number of common shares outstanding for diluted earnings (loss) per share	164,013	155,517	154,400	95,530

Earnings (loss) per share:
Basic	$0.12	$0.03	$(1.63)	$(1.47)
Diluted	$0.12	$0.03	$(1.63)	$(1.47)

(a)	Incremental interest expense (after tax) and shares associated with convertible debt is excluded in the Predecessor period because it would have decreased the loss per share.
(b)	Options to purchase approximately 0.2 million, 5.6 million, and 11.6 million common shares were excluded from the computation of diluted earnings (loss) per share for the periods ended December 31, 2013, 2012 and 2011, respectively, because they would have been anti-dilutive.